FEDERAL FUNDS PURCHASED AND OTHER SHORT-TERM BORROWINGS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Amount outstanding at end of year
Weighted average interest rate at end of year
Maximum outstanding at any month end		5,000,000	5,000,000
Average outstanding during year	11,000	1,230,000	1,666,000
Weighted average interest rate during year
Federal Funds Purchased [Member]
Short-term Debt [Line Items]
Lines of credit available	$ 54,500,000
Federal Home Loan Bank Advances [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt term	90 days